Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)			12 Months Ended
	Sep. 23, 2023	Dec. 16, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 10, 2022
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Impairment of Intangible Assets, Finite-Lived			$ 7,164,000	$ 0
Date of Incorporation			Aug. 14, 2009
Net loss from continuing operations			$ (35,099,000)	(20,014,000)
Net cash used in operating activities			14,600,000
Cash and cash equivalents			14,334,000	11,166,000
Goodwill, Impairment Loss			$ 0	0
Description of subscription period of software as a service			Subscription periods range from monthly to multi-year, with the majority of contracts being one to three years and the average contract length approximately 18 months.
Cost of revenue			$ 21,294,000	16,461,000
Contract with customer asset net current			$ 197,000	0
Contract with customer, timing of satisfaction of performance obligation and payment			Customers are given 2 years to place an order. If the customer has not placed an order after 2 years
Contract with customer, liability, current			$ 400,000	400,000
Government subsidies			1,400,000
Miscellaneous government subsidies other income			100,000
Professional services expense			200,000
Other income				300,000
Accounts Receivable, Allowance for Credit Loss			100,000	100,000
Product warranty expense			100,000	100,000
Debt issuance costs			2,400,000
Equity issuance costs capitalized			$ 4,100,000
Series D-1 Preferred Stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Shares issued, price per share			$ 4.5713
Percentage of issue price			8.00%
Determintation of days after receipt of a written notice			60 days
Shipping and Handling [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Cost of revenue			$ 500,000	300,000
Minimum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Support and maintenance services term			1 year
Support and maintenance service contracts term			12 months
Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Support and maintenance services term			3 years
Support and maintenance service contracts term			36 months
Kinduct Technology, Inc. [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Equity Method Investment, Ownership Percentage	100.00%
Business Combination, Consideration Transferred	$ 10,000,000		$ 4,000,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Fair Value	$ 9,400,000
Business Combination remaining deferred payout Consideration			6,000,000
Business Combination deferred payout for convertible notes			$ 1,100,000
Business combiation accruing interest			12.00%
Business Combination deferred payout liability		$ 4,300,000
Pathfinder acquisition corporation [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Business Combination Costs			$ 6,500,000
Transaction costs expensed			2,400,000
Amount Of Cost Capitalized			4,100,000
Payments of Merger Related Costs			2,500,000
BusinessCombination net cash proceeds after transaction costs					$ 60,300,000
Accounts Payable [Member] | Pathfinder acquisition corporation [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Payments of Merger Related Costs			2,800,000
Other Current Liabilities [Member] | Pathfinder acquisition corporation [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Payments of Merger Related Costs			1,200,000
Non-US [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Cash and cash equivalents			4,100,000	5,100,000
Joint Venture [Member] | China
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Restricted Cash and Cash Equivalents, Current			1,500,000
Subsidiaries [Member] | China
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Restricted Cash and Cash Equivalents, Current			700,000
Due in December20, 2022 [Member] | Kinduct Technology, Inc. [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Business Combination, Consideration Transferred		500,000
Paid on December20, 2022 [Member] | Kinduct Technology, Inc. [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Business Combination, Consideration Transferred		$ 1,000,000
Due on March23, 2022 [Member] | Kinduct Technology, Inc. [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Business Combination, Consideration Transferred			6,000,000
Due on September23, 2021 [Member] | Kinduct Technology, Inc. [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Business Combination, Consideration Transferred			2,000,000
Due on March23, 2021 [Member] | Kinduct Technology, Inc. [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Business Combination, Consideration Transferred			$ 2,000,000
Pathfinder acquisition corporation [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Private placement warrants to purchase ordinary shares			10,750,000
Federal depository insurance coverage (in Dollars)			$ 250,000
Net loss from continuing operations			33,000,000
Cash and cash equivalents			$ 76,535	$ 21,217
Pathfinder acquisition corporation [Member] | Common Class A [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) [Line Items]
Ordinary shares subject to possible redemption			32,500,000